Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,880,010	$ 69,791	$ 100,653
Accounts receivable	8,333	16,667	22,067
Inventory	1,256,862	1,256,862	1,256,862
Prepaids and other	24,521	9,131	1,800
Total Current Assets	3,169,726	1,352,451	1,381,382
Property and equipment - net	92,851	34,103	56,158
Operating lease - right-of-use asset	189,514	38,976	55,111
Deposits	375,000	375,000	275,000
Total Assets	3,827,091	1,800,530	1,767,651
Current Liabilities
Accounts payable and accrued expenses	13,363	7,693	21,459
Accounts payable and accrued expenses - related party	376,770	326,030	191,343
Deferred revenue	120,000	66,330	24,664
Note payable - related party - net	1,200,000	1,450,000	1,418,325
Operating lease liability	29,561	19,900	15,006
Convertible advance payable	563,000	563,000	563,000
Total Current Liabilities	2,302,694	2,432,953	2,233,797
Long Term Liabilities
Operating lease liability	161,834	24,302	44,202
Total Long Term Liabilities	161,834	24,302	44,202
Total Liabilities	2,464,528	2,457,255	2,277,999
Commitments and Contingencies (Note 6)
Stockholders’ Equity (Deficit)
Common stock - $0.0001 par value, 6,000,000,000 shares authorized 31,405,008 and 27,305,008 shares issued and outstanding, respectively	3,141	2,731	2,493
Additional paid-in capital	138,768,462	133,047,521	130,815,044
Accumulated deficit	(138,035,750)	(134,333,687)	(131,954,595)
Less: treasury stock at cost - 750 and 750 shares, respectively	(375)	(375)	(375)
Total Stockholders’ Equity (Deficit)	1,362,563	(656,725)	(510,348)
Total Liabilities and Stockholders’ Equity (Deficit)	3,827,091	1,800,530	1,767,651
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value	435,085	435,085	435,085
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value	$ 192,000	$ 192,000	$ 192,000